Schedule of property, plant and equipment (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance of gross carrying amount	$ 8,995	$ 8,995
Additions
Reclassification
Current translation effects
Ending balance of gross carrying amount	8,995	8,995
Beginning balance of depreciation and impairment	7,183	5,383
Depreciation	900	1,800
Current translation effects
Ending balance of depreciation and impairment	8,083	7,183
Carrying amount	912	1,812
Equipment And Furniture Tele Communication System Furniture And Fixtures [Member]
IfrsStatementLineItems [Line Items]
Beginning balance of gross carrying amount	2,187,232	746,818
Additions	736,389	1,432,036
Reclassification
Current translation effects	22,876	8,378
Ending balance of gross carrying amount	2,946,497	2,187,232
Beginning balance of depreciation and impairment	698,048	597,090
Depreciation	176,036	97,867
Current translation effects	(5,516)	3,092
Ending balance of depreciation and impairment	868,567	698,048
Carrying amount	2,077,930	1,489,184
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance of gross carrying amount	429,022	358,758
Additions	210	66,978
Reclassification
Current translation effects	3,937	3,286
Ending balance of gross carrying amount	433,169	429,022
Beginning balance of depreciation and impairment	343,439	318,395
Depreciation	15,458	23,935
Current translation effects	(2,582)	1,109
Ending balance of depreciation and impairment	356,315	343,439
Carrying amount	76,854	85,583
Site Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance of gross carrying amount	1,525,067
Additions	53
Reclassification		1,525,067
Current translation effects	56,080
Ending balance of gross carrying amount	1,581,200	1,525,067
Beginning balance of depreciation and impairment	42,445
Depreciation	169	42,445
Current translation effects
Ending balance of depreciation and impairment	42,614	42,445
Carrying amount	1,538,586	1,482,622
Total [Member]
IfrsStatementLineItems [Line Items]
Beginning balance of gross carrying amount	4,150,316	1,114,571
Additions	736,652	1,499,014
Reclassification		1,525,067
Current translation effects	82,893	11,664
Ending balance of gross carrying amount	4,969,862	4,150,316
Beginning balance of depreciation and impairment	1,091,114	920,868
Depreciation	192,563	166,046
Current translation effects	(8,098)	4,201
Ending balance of depreciation and impairment	1,275,579	1,091,114
Carrying amount	$ 3,694,283	$ 3,059,201